UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT  06905

(Address of principal executive offices) (Zip code)

James D. Bowden
Bank of America Capital Advisors LLC
100 Federal Street
Boston, MA  02110

  (Name and address of agent for service)

Registrant's telephone number, including area code:  1-866-921-7591

Date of fiscal year end:   March 31

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Excelsior Buyout Investors, LLC
Portfolio of Investments at December 31, 2009 (Unaudited)

Percent Owned &		Acquisition Date ##	Commitment	Cost	Fair Value	% of Net Assets***

	Underlying Funds **, #, ###
	Domestic Buyout Funds
0.45%	2003 Riverside Capital Appreciation Fund, L.P.	06/04 – 12/09	$3,674,055	$1,485,999	$3,345,095	8.43%
0.75%	Berkshire Fund VI, L.P.	06/04 – 06/09	13,360,200	4,025,570	11,825,651	29.82%
2.17%	Blue Point Capital Partners, L.P.	06/04 – 11/08	6,012,090	-	1,292,500	3.26%
0.94%	Blum Strategic Partners II, L.P.	06/04 – 10/09	10,020,150	-	2,212,767	5.58%
0.60%	Catterton Partners V, L.P.	06/04 – 12/09	3,674,055	1,968,145	2,726,131	6.88%
1.86%	Charlesbank Equity Fund V, L.P.	06/04 – 09/09	10,020,150	21,247	7,204,020	18.16%
1.14%	Lincolnshire Equity Fund III, L.P.	12/04 – 11/09	4,835,120	1,167,366	2,714,678	6.84%
			51,595,820	8,668,327	31,320,842	78.97%
	European Buyout Funds
0.96%	Advent Global Private Equity Fund IV-A, L.P.	06/04 – 12/09	5,010,075	-	1,386,277	3.50%
0.44%	Cognetas Fund, L.P. * (fka.Electra European Fund, L.P.)	06/04 – 06/08	5,990,496	-	630,126	1.59%
			11,000,571	-	2,016,403	5.09%
	Distressed Investment Funds
0.35%	MatlinPatterson Global Opportunities Partners, L.P.	06/04 – 06/09	6,012,090	-	627,671	1.58%
0.14%	OCM Principal Opportunities Fund II, L.P.	06/04 – 12/04	4,008,060	-	850,061	2.14%
			10,020,150	-	1,477,732	3.72%

	TOTAL INVESTMENTS		$72,616,541	$8,668,327	34,814,977	87.78%
	OTHER ASSETS & LIABILITIES (NET)				4,846,728	12.22%
	NET ASSETS				$39,661,705	100.00%

*	Investment is denominated in Euros. Values shown are in U.S. dollars.

**
Restricted as to public resale and illiquid. Acquired in the period from June 2004 to December 2009. Total cost of restricted and illiquid securities at December 31, 2009 was $8,668,327. Total fair value of restricted and illiquid securities owned at December 31, 2009 was $34,814,977 or 87.78% of net assets.

***	Based on Fair Value.

#	Non-income producing securities.

##	Required disclosure for restricted securities only.

###	The estimated cost of the Underlying Funds at December 31, 2009 for federal tax purposes is $18,968,340.

&	Represents the Fund's investment (capital balance) as a percentage of Underlying Fund's total capital.

Investment Valuation:

The Fund computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board (the “Valuation Committee”). In determining its net asset value, the Fund values its investments as of such quarter-end.

The Fund’s investments are reported at fair value. The Board and the Valuation Committee have approved procedures pursuant to which the Fund values its investments in Underlying Funds, subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Underlying Funds takes into consideration information reasonably available at the time the valuation is made and other factors that the Board and Valuation Committee deem pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Fund by the managers of these Underlying Funds as an input, and the Fund, Board or Valuation Committee may reasonably determine that additional factors should be considered that were not reflected. The value of the Fund’s investments determined using the Fund’s procedures may differ from the value reported by the manager of the Underlying Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Fair value measurements establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Inputs that are unobservable.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Fund generally uses the capital balance reported by the Underlying Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by Underlying Funds and the fair value of the Underlying Fund's investment portfolio or other assets and liabilities.

Investment Valuation (continued)

An individual Underlying Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund, Board and Valuation Committee. The Fund, Board and Valuation Committee consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an Underlying Fund within the hierarchy is based upon the pricing transparency of that Underlying Fund and does not necessarily correspond to the Fund's perceived risk of that Underlying Fund.

Substantially all of the Fund's investments in Underlying Funds have been classified within level 3, and the Fund generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. The Underlying Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in such Underlying Funds for which there is no active market. These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as level 3. Assumptions used by the Fund, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Fund's results of operations.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2009.

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Underlying Funds	$-	$-	$34,814,977	$34,814,977
Totals	$-	$-	$34,814,977	$34,814,977

The following is a reconciliation of the investments in Underlying Funds with Level 3 used in determining value.

Level 3
Balances as of 03/31/09	$29,353,221
Net realized gain on investments	907,316
Net increase in unrealized appreciation on investments	5,285,110
Net purchases/(distributions received)	(730,670)
Net transfers in and out of Level 3*	-
Balances as of 12/31/09	$34,814,977

*	Transfers in and out of Level 3 are valued at the beginning of the period value.

Net unrealized gains (losses) relate to investments in Underlying Funds held by the Fund at December 31, 2009.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Investment Valuation (continued)

The Fund must determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). The Fund must also provide guidance on identifying circumstances that indicate whether or not a transaction, with regards to such an asset or liability, is orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each major category of investments with “major category” being defined as investment type. Refer to the Fund’s Portfolio of Investments for additional information on the Fund’s investments in Underlying Funds.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Excelsior Buyout Investors, LLC

By (Signature and Title)*    /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date    March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ James D. Bowden
James D. Bowden, President and Chief Executive Officer

Date     March 1, 2010

By (Signature and Title)*    /s/ Steven L. Suss
Steven L. Suss, Chief Financial Officer

Date      March 1, 2010

* Print the name and title of each signing officer under his or her signature.